Risk management - Non-performing Loans: outstandings by economic sector and business lines (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non performing Loans [line items]
Financial assets	€ 967,655	€ 951,934
Financial Assets Past Due But Not Impaired
Non performing Loans [line items]
Financial assets	11,691	12,021
Financial Assets Past Due But Not Impaired | Wholesale Banking
Non performing Loans [line items]
Financial assets	4,340	3,833
Financial Assets Past Due But Not Impaired | Retail Benelux
Non performing Loans [line items]
Financial assets	4,759	5,035
Financial Assets Past Due But Not Impaired | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	2,592	3,153
Financial Assets Past Due But Not Impaired | Corporate Line
Non performing Loans [line items]
Financial assets	0
Financial Assets Past Due But Not Impaired | Private Individuals
Non performing Loans [line items]
Financial assets	4,129	4,869
Financial Assets Past Due But Not Impaired | Private Individuals | Retail Benelux
Non performing Loans [line items]
Financial assets	2,174	2,424
Financial Assets Past Due But Not Impaired | Private Individuals | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	1,954	2,445
Financial Assets Past Due But Not Impaired | Private Individuals | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Natural Resources
Non performing Loans [line items]
Financial assets	1,421	1,398
Financial Assets Past Due But Not Impaired | Natural Resources | Wholesale Banking
Non performing Loans [line items]
Financial assets	1,369	1,325
Financial Assets Past Due But Not Impaired | Natural Resources | Retail Benelux
Non performing Loans [line items]
Financial assets	34	46
Financial Assets Past Due But Not Impaired | Natural Resources | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	17	27
Financial Assets Past Due But Not Impaired | Natural Resources | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	1,233	1,239
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Wholesale Banking
Non performing Loans [line items]
Financial assets	672	681
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Retail Benelux
Non performing Loans [line items]
Financial assets	438	428
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	122	130
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Transportation & Logistics
Non performing Loans [line items]
Financial assets	583	807
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Wholesale Banking
Non performing Loans [line items]
Financial assets	367	575
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Retail Benelux
Non performing Loans [line items]
Financial assets	165	180
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	51	52
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Services
Non performing Loans [line items]
Financial assets	628	786
Financial Assets Past Due But Not Impaired | Services | Wholesale Banking
Non performing Loans [line items]
Financial assets	119	224
Financial Assets Past Due But Not Impaired | Services | Retail Benelux
Non performing Loans [line items]
Financial assets	448	499
Financial Assets Past Due But Not Impaired | Services | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	61	63
Financial Assets Past Due But Not Impaired | Services | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Real Estate
Non performing Loans [line items]
Financial assets	712	686
Financial Assets Past Due But Not Impaired | Real Estate | Wholesale Banking
Non performing Loans [line items]
Financial assets	172	132
Financial Assets Past Due But Not Impaired | Real Estate | Retail Benelux
Non performing Loans [line items]
Financial assets	486	495
Financial Assets Past Due But Not Impaired | Real Estate | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	54	59
Financial Assets Past Due But Not Impaired | Real Estate | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | General Industries
Non performing Loans [line items]
Financial assets	482	461
Financial Assets Past Due But Not Impaired | General Industries | Wholesale Banking
Non performing Loans [line items]
Financial assets	114	66
Financial Assets Past Due But Not Impaired | General Industries | Retail Benelux
Non performing Loans [line items]
Financial assets	268	272
Financial Assets Past Due But Not Impaired | General Industries | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	100	123
Financial Assets Past Due But Not Impaired | General Industries | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Builders & Contractors
Non performing Loans [line items]
Financial assets	493	429
Financial Assets Past Due But Not Impaired | Builders & Contractors | Wholesale Banking
Non performing Loans [line items]
Financial assets	139	93
Financial Assets Past Due But Not Impaired | Builders & Contractors | Retail Benelux
Non performing Loans [line items]
Financial assets	244	224
Financial Assets Past Due But Not Impaired | Builders & Contractors | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	110	112
Financial Assets Past Due But Not Impaired | Builders & Contractors | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Retail
Non performing Loans [line items]
Financial assets	244	290
Financial Assets Past Due But Not Impaired | Retail | Wholesale Banking
Non performing Loans [line items]
Financial assets	98	140
Financial Assets Past Due But Not Impaired | Retail | Retail Benelux
Non performing Loans [line items]
Financial assets	107	103
Financial Assets Past Due But Not Impaired | Retail | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	39	47
Financial Assets Past Due But Not Impaired | Retail | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Utilities
Non performing Loans [line items]
Financial assets	401	221
Financial Assets Past Due But Not Impaired | Utilities | Wholesale Banking
Non performing Loans [line items]
Financial assets	387	199
Financial Assets Past Due But Not Impaired | Utilities | Retail Benelux
Non performing Loans [line items]
Financial assets	7	10
Financial Assets Past Due But Not Impaired | Utilities | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	7	11
Financial Assets Past Due But Not Impaired | Utilities | Corporate Line
Non performing Loans [line items]
Financial assets	0	0
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	310	158
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Wholesale Banking
Non performing Loans [line items]
Financial assets	175	65
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Retail Benelux
Non performing Loans [line items]
Financial assets	115	70
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	20	22
Financial Assets Past Due But Not Impaired | Telecom
Non performing Loans [line items]
Financial assets	303	31
Financial Assets Past Due But Not Impaired | Telecom | Wholesale Banking
Non performing Loans [line items]
Financial assets	288	28
Financial Assets Past Due But Not Impaired | Telecom | Retail Benelux
Non performing Loans [line items]
Financial assets	12	1
Financial Assets Past Due But Not Impaired | Telecom | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	3	3
Financial Assets Past Due But Not Impaired | Other
Non performing Loans [line items]
Financial assets	753	646
Financial Assets Past Due But Not Impaired | Other | Wholesale Banking
Non performing Loans [line items]
Financial assets	440	305
Financial Assets Past Due But Not Impaired | Other | Retail Benelux
Non performing Loans [line items]
Financial assets	260	282
Financial Assets Past Due But Not Impaired | Other | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets	52	€ 58
Financial Assets Past Due But Not Impaired | Other | Corporate Line
Non performing Loans [line items]
Financial assets	€ 0